Significant accounting policies - Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Profit (loss), attributable to owners of parent	$ 923,191	$ 3,906,311	$ 585,454
Weighted average number of shares, basic (in shares)	285,638,456	285,638,456	278,157,812
Basic earnings per share (in USD per share)	$ 3.2320	$ 13.6757	$ 2.1048
Weighted average number of shares, diluted (in shares)	285,638,456	285,638,456	278,157,812
Diluted earnings per share (in USD per share)	$ 3.2320	$ 13.6757	$ 2.1048
Series A Common Shares
Significant Accounting Policies [Line Items]
Weighted average number of shares, basic (in shares)	142,819,552	142,819,552	142,819,552
Weighted average number of shares, diluted (in shares)	142,819,552	142,819,552	142,819,552
Series B Common Shares
Significant Accounting Policies [Line Items]
Weighted average number of shares, basic (in shares)	142,818,904	142,818,904	135,338,260
Weighted average number of shares, diluted (in shares)	142,818,904	142,818,904	135,338,260